TIAA-CREF LIFECYCLE FUNDS – Lifecycle Retirement Income Fund

TIAA-CREF LIFECYCLE FUNDS
LIFECYCLE RETIREMENT INCOME FUND
SCHEDULE OF INVESTMENTS (unaudited)
February 29, 2020

SHARES			SECURITY	VALUE

AFFILIATED INVESTMENT COMPANIES—100.1%[a]

DIRECT REAL ESTATE—4.5%
	2,264,467	[b]	TIAA-CREF Real Property Fund LP (purchased 8/01/16-2/27/20; cost $24,139,282)	$25,135,581
			TOTAL DIRECT REAL ESTATE	25,135,581

FIXED INCOME—40.6%
	10,933,309		TIAA-CREF Bond Fund	119,829,072
	6,722,910		TIAA-CREF Bond Plus Fund	73,817,546
	1,173,218		TIAA-CREF Emerging Markets Debt Fund	11,872,965
	865,712		TIAA-CREF High-Yield Fund	8,250,233
	1,159,872		TIAA-CREF International Bond Fund	11,795,900
			TOTAL FIXED INCOME	225,565,716

INFLATION-PROTECTED ASSETS—10.2%
	4,807,171		TIAA-CREF Inflation-Linked Bond Fund	56,484,257
			TOTAL INFLATION-PROTECTED ASSETS	56,484,257

INTERNATIONAL EQUITY—10.9%
	921,743		TIAA-CREF Emerging Markets Equity Fund	10,397,256
	1,233,006		TIAA-CREF International Equity Fund	12,305,401
	981,057		TIAA-CREF International Opportunities Fund	12,596,777
	2,589,168		TIAA-CREF Quant International Equity Fund	17,684,015
	824,205		TIAA-CREF Quant International Small-Cap Equity Fund	7,582,688
			TOTAL INTERNATIONAL EQUITY	60,566,137

SHORT-TERM FIXED INCOME—10.3%
	5,475,851		TIAA-CREF Short-Term Bond Fund	57,386,920
			TOTAL SHORT-TERM FIXED INCOME	57,386,920

U.S. EQUITY—23.6%
	804,495		Nuveen Dividend Value Fund	10,209,040
	2,103,264		TIAA-CREF Growth & Income Fund	28,309,931
	1,265,324		TIAA-CREF Large-Cap Growth Fund	26,888,139
	1,441,654		TIAA-CREF Large-Cap Value Fund	23,340,383
	1,665,006		TIAA-CREF Quant Large-Cap Growth Fund	23,443,289
	1,199,988		TIAA-CREF Quant Large-Cap Value Fund	10,247,897
	249,602		TIAA-CREF Quant Small-Cap Equity Fund	3,609,238
	467,070		TIAA-CREF Quant Small/Mid-Cap Equity Fund	5,109,747
			TOTAL U.S. EQUITY	131,157,664

			TOTAL AFFILIATED INVESTMENT COMPANIES	556,296,275
			(Cost $510,034,165)

			TOTAL INVESTMENTS—100.1%	556,296,275
			(Cost $510,034,165)
			OTHER ASSETS & LIABILITIES, NET—(0.1)%	(831,193)
			NET ASSETS—100.0%	$555,465,082

[a]	The Fund invests its assets in the affiliated TIAA-CREF Real Property Fund LP, Class W shares of the affiliated TIAA-CREF Funds and Class R6 of the affiliated Nuveen Funds.
[b]	Restricted security. At 2/29/20, the total value of this security amounted to $25,135,581 or 4.5% of net assets.

1

 TIAA-CREF LIFECYCLE FUNDS – Lifecycle 2010 Fund

TIAA-CREF LIFECYCLE FUNDS
LIFECYCLE 2010 FUND
SCHEDULE OF INVESTMENTS (unaudited)
February 29, 2020

SHARES			SECURITY	VALUE

AFFILIATED INVESTMENT COMPANIES—99.9%[a]

DIRECT REAL ESTATE—4.5%
	4,773,986	[b]	TIAA-CREF Real Property Fund LP (purchased 7/01/16-2/27/20; cost $50,380,359)	$52,991,239
			TOTAL DIRECT REAL ESTATE	52,991,239

FIXED INCOME—40.4%
	23,056,805		TIAA-CREF Bond Fund	252,702,585
	14,148,922		TIAA-CREF Bond Plus Fund	155,355,168
	2,478,003		TIAA-CREF Emerging Markets Debt Fund	25,077,386
	1,825,837		TIAA-CREF High-Yield Fund	17,400,224
	2,449,841		TIAA-CREF International Bond Fund	24,914,884
			TOTAL FIXED INCOME	475,450,247

INFLATION-PROTECTED ASSETS—10.0%
	9,991,274		TIAA-CREF Inflation-Linked Bond Fund	117,397,466
			TOTAL INFLATION-PROTECTED ASSETS	117,397,466

INTERNATIONAL EQUITY—11.0%
	1,976,542		TIAA-CREF Emerging Markets Equity Fund	22,295,395
	2,634,829		TIAA-CREF International Equity Fund	26,295,590
	2,099,028		TIAA-CREF International Opportunities Fund	26,951,525
	5,509,177		TIAA-CREF Quant International Equity Fund	37,627,682
	1,755,725		TIAA-CREF Quant International Small-Cap Equity Fund	16,152,673
			TOTAL INTERNATIONAL EQUITY	129,322,865

SHORT-TERM FIXED INCOME—10.1%
	11,380,243		TIAA-CREF Short-Term Bond Fund	119,264,947
			TOTAL SHORT-TERM FIXED INCOME	119,264,947

U.S. EQUITY—23.9%
	1,714,152		Nuveen Dividend Value Fund	21,752,594
	4,488,578		TIAA-CREF Growth & Income Fund	60,416,262
	2,710,856		TIAA-CREF Large-Cap Growth Fund	57,605,700
	3,085,903		TIAA-CREF Large-Cap Value Fund	49,960,763
	3,560,846		TIAA-CREF Quant Large-Cap Growth Fund	50,136,716
	2,560,834		TIAA-CREF Quant Large-Cap Value Fund	21,869,521
	551,016		TIAA-CREF Quant Small-Cap Equity Fund	7,967,692
	1,000,598		TIAA-CREF Quant Small/Mid-Cap Equity Fund	10,946,542
			TOTAL U.S. EQUITY	280,655,790

			TOTAL AFFILIATED INVESTMENT COMPANIES	1,175,082,554
			(Cost $1,025,803,505)

			TOTAL INVESTMENTS—99.9%	1,175,082,554
			(Cost $1,025,803,505)
			OTHER ASSETS & LIABILITIES, NET—0.1%	1,414,934
			NET ASSETS—100.0%	$1,176,497,488

[a]	The Fund invests its assets in the affiliated TIAA-CREF Real Property Fund LP, Class W shares of the affiliated TIAA-CREF Funds and Class R6 of the affiliated Nuveen Funds.
[b]	Restricted security. At 2/29/20, the total value of this security amounted to $52,991,239 or 4.5% of net assets.

2

TIAA-CREF LIFECYCLE FUNDS – Lifecycle 2015 Fund

TIAA-CREF LIFECYCLE FUNDS
LIFECYCLE 2015 FUND
SCHEDULE OF INVESTMENTS (unaudited)
February 29, 2020

SHARES			SECURITY	VALUE

AFFILIATED INVESTMENT COMPANIES—99.8%[a]

DIRECT REAL ESTATE—4.5%
	7,089,959	[b]	TIAA-CREF Real Property Fund LP (purchased 11/28/16-2/27/20; cost $75,240,543)	$78,698,549
			TOTAL DIRECT REAL ESTATE	78,698,549

FIXED INCOME—39.5%
	33,378,944		TIAA-CREF Bond Fund	365,833,229
	20,523,489		TIAA-CREF Bond Plus Fund	225,347,907
	3,604,467		TIAA-CREF Emerging Markets Debt Fund	36,477,210
	2,609,247		TIAA-CREF High-Yield Fund	24,866,125
	3,535,689		TIAA-CREF International Bond Fund	35,957,962
			TOTAL FIXED INCOME	688,482,433

INFLATION-PROTECTED ASSETS—8.0%
	11,841,348		TIAA-CREF Inflation-Linked Bond Fund	139,135,844
			TOTAL INFLATION-PROTECTED ASSETS	139,135,844

INTERNATIONAL EQUITY—12.5%
	3,328,029		TIAA-CREF Emerging Markets Equity Fund	37,540,171
	4,450,547		TIAA-CREF International Equity Fund	44,416,455
	3,541,264		TIAA-CREF International Opportunities Fund	45,469,823
	9,130,617		TIAA-CREF Quant International Equity Fund	62,362,114
	2,973,588		TIAA-CREF Quant International Small-Cap Equity Fund	27,357,011
			TOTAL INTERNATIONAL EQUITY	217,145,574

SHORT-TERM FIXED INCOME—8.1%
	13,545,397		TIAA-CREF Short-Term Bond Fund	141,955,759
			TOTAL SHORT-TERM FIXED INCOME	141,955,759

U.S. EQUITY—27.2%
	2,904,104		Nuveen Dividend Value Fund	36,853,081
	7,588,087		TIAA-CREF Growth & Income Fund	102,135,657
	4,571,648		TIAA-CREF Large-Cap Growth Fund	97,147,521
	5,212,458		TIAA-CREF Large-Cap Value Fund	84,389,703
	6,005,378		TIAA-CREF Quant Large-Cap Growth Fund	84,555,720
	4,321,691		TIAA-CREF Quant Large-Cap Value Fund	36,907,240
	991,355		TIAA-CREF Quant Small-Cap Equity Fund	14,334,996
	1,685,988		TIAA-CREF Quant Small/Mid-Cap Equity Fund	18,444,709
			TOTAL U.S. EQUITY	474,768,627

			TOTAL AFFILIATED INVESTMENT COMPANIES	1,740,186,786
			(Cost $1,673,470,989)

			TOTAL INVESTMENTS—99.8%	1,740,186,786
			(Cost $1,673,470,989)
			OTHER ASSETS & LIABILITIES, NET—0.2%	3,294,762
			NET ASSETS—100.0%	$1,743,481,548

[a]	The Fund invests its assets in the affiliated TIAA-CREF Real Property Fund LP, Class W shares of the affiliated TIAA-CREF Funds and Class R6 of the affiliated Nuveen Funds.
[b]	Restricted security. At 2/29/20, the total value of this security amounted to $78,698,549 or 4.5% of net assets.

3

TIAA-CREF LIFECYCLE FUNDS – Lifecycle 2020 Fund

TIAA-CREF LIFECYCLE FUNDS
LIFECYCLE 2020 FUND
SCHEDULE OF INVESTMENTS (unaudited)
February 29, 2020

SHARES			SECURITY	VALUE

AFFILIATED INVESTMENT COMPANIES—99.7%[a]

DIRECT REAL ESTATE—4.5%
	14,980,130	[b]	TIAA-CREF Real Property Fund LP (purchased 11/28/16-2/27/20; cost $159,394,745)	$166,279,441
			TOTAL DIRECT REAL ESTATE	166,279,441

FIXED INCOME—38.2%
	68,209,116		TIAA-CREF Bond Fund	747,571,909
	41,912,792		TIAA-CREF Bond Plus Fund	460,202,454
	7,413,481		TIAA-CREF Emerging Markets Debt Fund	75,024,424
	5,311,097		TIAA-CREF High-Yield Fund	50,614,754
	7,223,868		TIAA-CREF International Bond Fund	73,466,742
			TOTAL FIXED INCOME	1,406,880,283

INFLATION-PROTECTED ASSETS—6.0%
	18,673,018		TIAA-CREF Inflation-Linked Bond Fund	219,407,964
			TOTAL INFLATION-PROTECTED ASSETS	219,407,964

INTERNATIONAL EQUITY—14.0%
	7,946,270		TIAA-CREF Emerging Markets Equity Fund	89,633,925
	10,627,324		TIAA-CREF International Equity Fund	106,060,694
	8,457,264		TIAA-CREF International Opportunities Fund	108,591,268
	21,432,036		TIAA-CREF Quant International Equity Fund	146,380,803
	7,095,726		TIAA-CREF Quant International Small-Cap Equity Fund	65,280,682
			TOTAL INTERNATIONAL EQUITY	515,947,372

SHORT-TERM FIXED INCOME—6.1%
	21,460,558		TIAA-CREF Short-Term Bond Fund	224,906,645
			TOTAL SHORT-TERM FIXED INCOME	224,906,645

U.S. EQUITY—30.9%
	6,937,546		Nuveen Dividend Value Fund	88,037,453
	18,110,847		TIAA-CREF Growth & Income Fund	243,771,998
	10,912,131		TIAA-CREF Large-Cap Growth Fund	231,882,783
	12,424,614		TIAA-CREF Large-Cap Value Fund	201,154,497
	14,336,253		TIAA-CREF Quant Large-Cap Growth Fund	201,854,441
	10,344,957		TIAA-CREF Quant Large-Cap Value Fund	88,345,933
	2,530,622		TIAA-CREF Quant Small-Cap Equity Fund	36,592,789
	4,026,879		TIAA-CREF Quant Small/Mid-Cap Equity Fund	44,054,061
			TOTAL U.S. EQUITY	1,135,693,955

			TOTAL AFFILIATED INVESTMENT COMPANIES	3,669,115,660
			(Cost $3,509,226,152)

			TOTAL INVESTMENTS—99.7%	3,669,115,660
			(Cost $3,509,226,152)
			OTHER ASSETS & LIABILITIES, NET—0.3%	12,493,158
			NET ASSETS—100.0%	$3,681,608,818

[a]	The Fund invests its assets in the affiliated TIAA-CREF Real Property Fund LP, Class W shares of the affiliated TIAA-CREF Funds and Class R6 of the affiliated Nuveen Funds.
[b]	Restricted security. At 2/29/20, the total value of this security amounted to $166,279,441 or 4.5% of net assets.

4

TIAA-CREF LIFECYCLE FUNDS – Lifecycle 2025 Fund

TIAA-CREF LIFECYCLE FUNDS
LIFECYCLE 2025 FUND
SCHEDULE OF INVESTMENTS (unaudited)
February 29, 2020

SHARES			SECURITY	VALUE

AFFILIATED INVESTMENT COMPANIES—99.7%[a]

DIRECT REAL ESTATE—4.5%
	18,821,279	[b]	TIAA-CREF Real Property Fund LP (purchased 8/01/16-2/27/20; cost $200,934,515)	$208,916,199
			TOTAL DIRECT REAL ESTATE	208,916,199

FIXED INCOME—33.4%
	74,545,796		TIAA-CREF Bond Fund	817,021,929
	45,884,647		TIAA-CREF Bond Plus Fund	503,813,422
	8,250,710		TIAA-CREF Emerging Markets Debt Fund	83,497,186
	5,489,631		TIAA-CREF High-Yield Fund	52,316,179
	7,909,082		TIAA-CREF International Bond Fund	80,435,368
			TOTAL FIXED INCOME	1,537,084,084

INFLATION-PROTECTED ASSETS—3.9%
	15,420,885		TIAA-CREF Inflation-Linked Bond Fund	181,195,401
			TOTAL INFLATION-PROTECTED ASSETS	181,195,401

INTERNATIONAL EQUITY—16.7%
	11,904,287		TIAA-CREF Emerging Markets Equity Fund	134,280,355
	15,929,287		TIAA-CREF International Equity Fund	158,974,285
	12,710,361		TIAA-CREF International Opportunities Fund	163,201,030
	31,426,017		TIAA-CREF Quant International Equity Fund	214,639,698
	10,614,436		TIAA-CREF Quant International Small-Cap Equity Fund	97,652,809
			TOTAL INTERNATIONAL EQUITY	768,748,177

SHORT-TERM FIXED INCOME—4.1%
	17,970,123		TIAA-CREF Short-Term Bond Fund	188,326,889
			TOTAL SHORT-TERM FIXED INCOME	188,326,889

U.S. EQUITY—37.1%
	10,374,540		Nuveen Dividend Value Fund	131,652,912
	27,082,661		TIAA-CREF Growth & Income Fund	364,532,613
	16,405,903		TIAA-CREF Large-Cap Growth Fund	348,625,445
	18,647,023		TIAA-CREF Large-Cap Value Fund	301,895,299
	21,426,904		TIAA-CREF Quant Large-Cap Growth Fund	301,690,812
	15,457,420		TIAA-CREF Quant Large-Cap Value Fund	132,006,365
	4,093,588		TIAA-CREF Quant Small-Cap Equity Fund	59,193,289
	6,032,745		TIAA-CREF Quant Small/Mid-Cap Equity Fund	65,998,232
			TOTAL U.S. EQUITY	1,705,594,967

			TOTAL AFFILIATED INVESTMENT COMPANIES	4,589,865,717
			(Cost $4,385,662,156)

			TOTAL INVESTMENTS—99.7%	4,589,865,717
			(Cost $4,385,662,156)
			OTHER ASSETS & LIABILITIES, NET—0.3%	13,200,320
			NET ASSETS—100.0%	$4,603,066,037

[a]	The Fund invests its assets in the affiliated TIAA-CREF Real Property Fund LP, Class W shares of the affiliated TIAA-CREF Funds and Class R6 of the affiliated Nuveen Funds.
[b]	Restricted security. At 2/29/20, the total value of this security amounted to $208,916,199 or 4.5% of net assets.

5

TIAA-CREF LIFECYCLE FUNDS – Lifecycle 2030 Fund

TIAA-CREF LIFECYCLE FUNDS
LIFECYCLE 2030 FUND
SCHEDULE OF INVESTMENTS (unaudited)
February 29, 2020

SHARES			SECURITY	VALUE

AFFILIATED INVESTMENT COMPANIES—99.7%[a]

DIRECT REAL ESTATE—4.5%
	18,992,345	[b]	TIAA-CREF Real Property Fund LP (purchased 8/01/16-2/27/20; cost $202,807,690)	$210,815,030
			TOTAL DIRECT REAL ESTATE	210,815,030

FIXED INCOME—28.5%
	64,161,486		TIAA-CREF Bond Fund	703,209,891
	39,349,200		TIAA-CREF Bond Plus Fund	432,054,219
	7,232,873		TIAA-CREF Emerging Markets Debt Fund	73,196,673
	4,299,641		TIAA-CREF High-Yield Fund	40,975,575
	6,800,593		TIAA-CREF International Bond Fund	69,162,027
			TOTAL FIXED INCOME	1,318,598,385

INFLATION-PROTECTED ASSETS—1.9%
	7,474,712		TIAA-CREF Inflation-Linked Bond Fund	87,827,872
			TOTAL INFLATION-PROTECTED ASSETS	87,827,872

INTERNATIONAL EQUITY—19.4%
	14,017,788		TIAA-CREF Emerging Markets Equity Fund	158,120,654
	18,642,465		TIAA-CREF International Equity Fund	186,051,799
	14,884,546		TIAA-CREF International Opportunities Fund	191,117,575
	36,319,471		TIAA-CREF Quant International Equity Fund	248,061,989
	12,438,422		TIAA-CREF Quant International Small-Cap Equity Fund	114,433,479
			TOTAL INTERNATIONAL EQUITY	897,785,496

SHORT-TERM FIXED INCOME—2.1%
	9,074,547		TIAA-CREF Short-Term Bond Fund	95,101,253
			TOTAL SHORT-TERM FIXED INCOME	95,101,253

U.S. EQUITY—43.3%
	12,153,490		Nuveen Dividend Value Fund	154,227,789
	31,751,651		TIAA-CREF Growth & Income Fund	427,377,218
	19,210,734		TIAA-CREF Large-Cap Growth Fund	408,228,090
	21,839,732		TIAA-CREF Large-Cap Value Fund	353,585,265
	25,141,027		TIAA-CREF Quant Large-Cap Growth Fund	353,985,656
	18,112,765		TIAA-CREF Quant Large-Cap Value Fund	154,683,014
	5,075,996		TIAA-CREF Quant Small-Cap Equity Fund	73,398,905
	7,083,378		TIAA-CREF Quant Small/Mid-Cap Equity Fund	77,492,158
			TOTAL U.S. EQUITY	2,002,978,095

			TOTAL AFFILIATED INVESTMENT COMPANIES	4,613,106,131
			(Cost $4,399,928,020)

			TOTAL INVESTMENTS—99.7%	4,613,106,131
			(Cost $4,399,928,020)
			OTHER ASSETS & LIABILITIES, NET—0.3%	12,660,332
			NET ASSETS—100.0%	$4,625,766,463

[a]	The Fund invests its assets in the affiliated TIAA-CREF Real Property Fund LP, Class W shares of the affiliated TIAA-CREF Funds and Class R6 of the affiliated Nuveen Funds.
[b]	Restricted security. At 2/29/20, the total value of this security amounted to $210,815,030 or 4.5% of net assets.

6

TIAA-CREF LIFECYCLE FUNDS – Lifecycle 2035 Fund

TIAA-CREF LIFECYCLE FUNDS
LIFECYCLE 2035 FUND
SCHEDULE OF INVESTMENTS (unaudited)
February 29, 2020

SHARES			SECURITY	VALUE

AFFILIATED INVESTMENT COMPANIES—99.6%[a]

DIRECT REAL ESTATE—4.6%
	19,232,568	[b]	TIAA-CREF Real Property Fund LP (purchased 8/01/16-1/31/20; cost $205,400,175)	$213,481,506
			TOTAL DIRECT REAL ESTATE	213,481,506

FIXED INCOME—23.4%
	52,513,131		TIAA-CREF Bond Fund	575,543,920
	32,417,694		TIAA-CREF Bond Plus Fund	355,946,284
	6,200,188		TIAA-CREF Emerging Markets Debt Fund	62,745,901
	4,332,226		TIAA-CREF High-Yield Fund	41,286,109
	5,597,351		TIAA-CREF International Bond Fund	56,925,060
			TOTAL FIXED INCOME	1,092,447,274

INTERNATIONAL EQUITY—22.1%
	16,146,976		TIAA-CREF Emerging Markets Equity Fund	182,137,891
	21,500,389		TIAA-CREF International Equity Fund	214,573,887
	17,178,516		TIAA-CREF International Opportunities Fund	220,572,146
	41,392,984		TIAA-CREF Quant International Equity Fund	282,714,080
	14,347,856		TIAA-CREF Quant International Small-Cap Equity Fund	132,000,277
			TOTAL INTERNATIONAL EQUITY	1,031,998,281

U.S. EQUITY—49.5%
	14,030,238		Nuveen Dividend Value Fund	178,043,716
	36,601,180		TIAA-CREF Growth & Income Fund	492,651,887
	22,169,871		TIAA-CREF Large-Cap Growth Fund	471,109,756
	25,199,532		TIAA-CREF Large-Cap Value Fund	407,980,430
	28,995,514		TIAA-CREF Quant Large-Cap Growth Fund	408,256,840
	20,885,098		TIAA-CREF Quant Large-Cap Value Fund	178,358,739
	6,078,247		TIAA-CREF Quant Small-Cap Equity Fund	87,891,456
	8,166,859		TIAA-CREF Quant Small/Mid-Cap Equity Fund	89,345,441
			TOTAL U.S. EQUITY	2,313,638,265

			TOTAL AFFILIATED INVESTMENT COMPANIES	4,651,565,326
			(Cost $4,415,554,190)

			TOTAL INVESTMENTS—99.6%	4,651,565,326
			(Cost $4,415,554,190)
			OTHER ASSETS & LIABILITIES, NET—0.4%	16,449,232
			NET ASSETS—100.0%	$4,668,014,558

[a]	The Fund invests its assets in the affiliated TIAA-CREF Real Property Fund LP, Class W shares of the affiliated TIAA-CREF Funds and Class R6 of the affiliated Nuveen Funds.
[b]	Restricted security. At 2/29/20, the total value of this security amounted to $213,481,506 or 4.6% of net assets.

7

TIAA-CREF LIFECYCLE FUNDS – Lifecycle 2040 Fund

TIAA-CREF LIFECYCLE FUNDS
LIFECYCLE 2040 FUND
SCHEDULE OF INVESTMENTS (unaudited)
February 29, 2020

SHARES			SECURITY	VALUE

AFFILIATED INVESTMENT COMPANIES—99.8%[a]

DIRECT REAL ESTATE—4.6%
	22,554,125	[b]	TIAA-CREF Real Property Fund LP (purchased 8/01/16-1/24/20; cost $240,376,571)	$250,350,789
			TOTAL DIRECT REAL ESTATE	250,350,789

FIXED INCOME—14.3%
	37,473,860		TIAA-CREF Bond Fund	410,713,501
	23,114,610		TIAA-CREF Bond Plus Fund	253,798,415
	4,955,781		TIAA-CREF Emerging Markets Debt Fund	50,152,502
	2,529,595		TIAA-CREF High-Yield Fund	24,107,041
	3,996,812		TIAA-CREF International Bond Fund	40,647,583
			TOTAL FIXED INCOME	779,419,042

INTERNATIONAL EQUITY—24.9%
	21,214,179		TIAA-CREF Emerging Markets Equity Fund	239,295,941
	28,260,686		TIAA-CREF International Equity Fund	282,041,649
	22,605,304		TIAA-CREF International Opportunities Fund	290,252,099
	54,004,065		TIAA-CREF Quant International Equity Fund	368,847,764
	18,882,130		TIAA-CREF Quant International Small-Cap Equity Fund	173,715,596
			TOTAL INTERNATIONAL EQUITY	1,354,153,049

U.S. EQUITY—56.0%
	18,447,949		Nuveen Dividend Value Fund	234,104,470
	48,152,119		TIAA-CREF Growth & Income Fund	648,127,519
	29,133,870		TIAA-CREF Large-Cap Growth Fund	619,094,729
	33,131,387		TIAA-CREF Large-Cap Value Fund	536,397,161
	38,154,867		TIAA-CREF Quant Large-Cap Growth Fund	537,220,525
	27,484,883		TIAA-CREF Quant Large-Cap Value Fund	234,720,899
	8,226,356		TIAA-CREF Quant Small-Cap Equity Fund	118,953,108
	10,733,092		TIAA-CREF Quant Small/Mid-Cap Equity Fund	117,420,026
			TOTAL U.S. EQUITY	3,046,038,437

			TOTAL AFFILIATED INVESTMENT COMPANIES	5,429,961,317
			(Cost $5,130,946,538)

			TOTAL INVESTMENTS—99.8%	5,429,961,317
			(Cost $5,130,946,538)
			OTHER ASSETS & LIABILITIES, NET—0.2%	10,896,480
			NET ASSETS—100.0%	$5,440,857,797

[a]	The Fund invests its assets in the affiliated TIAA-CREF Real Property Fund LP, Class W shares of the affiliated TIAA-CREF Funds and Class R6 of the affiliated Nuveen Funds.
[b]	Restricted security. At 2/29/20, the total value of this security amounted to $250,350,789 or 4.6% of net assets.

8

TIAA-CREF LIFECYCLE FUNDS – Lifecycle 2045 Fund

TIAA-CREF LIFECYCLE FUNDS
LIFECYCLE 2045 FUND
SCHEDULE OF INVESTMENTS (unaudited)
February 29, 2020

SHARES			SECURITY	VALUE

AFFILIATED INVESTMENT COMPANIES—99.8%[a]

DIRECT REAL ESTATE—4.6%
	13,403,153	[b]	TIAA-CREF Real Property Fund LP (purchased 8/01/16-2/03/20; cost $143,834,300)	$148,774,997
			TOTAL DIRECT REAL ESTATE	148,774,997

FIXED INCOME—5.7%
	8,852,368		TIAA-CREF Bond Fund	97,021,958
	5,459,916		TIAA-CREF Bond Plus Fund	59,949,879
	1,461,535		TIAA-CREF Emerging Markets Debt Fund	14,790,735
	279,517		TIAA-CREF High-Yield Fund	2,663,796
	944,064		TIAA-CREF International Bond Fund	9,601,129
			TOTAL FIXED INCOME	184,027,497

INTERNATIONAL EQUITY—27.5%
	13,929,712		TIAA-CREF Emerging Markets Equity Fund	157,127,154
	18,512,757		TIAA-CREF International Equity Fund	184,757,313
	14,791,025		TIAA-CREF International Opportunities Fund	189,916,758
	35,137,654		TIAA-CREF Quant International Equity Fund	239,990,174
	12,351,153		TIAA-CREF Quant International Small-Cap Equity Fund	113,630,605
			TOTAL INTERNATIONAL EQUITY	885,422,004

U.S. EQUITY—62.0%
	12,093,028		Nuveen Dividend Value Fund	153,460,530
	31,543,121		TIAA-CREF Growth & Income Fund	424,570,409
	19,083,177		TIAA-CREF Large-Cap Growth Fund	405,517,502
	21,696,313		TIAA-CREF Large-Cap Value Fund	351,263,314
	25,001,708		TIAA-CREF Quant Large-Cap Growth Fund	352,024,048
	17,994,350		TIAA-CREF Quant Large-Cap Value Fund	153,671,749
	5,500,381		TIAA-CREF Quant Small-Cap Equity Fund	79,535,509
	7,026,763		TIAA-CREF Quant Small/Mid-Cap Equity Fund	76,872,788
			TOTAL U.S. EQUITY	1,996,915,849

			TOTAL AFFILIATED INVESTMENT COMPANIES	3,215,140,347
			(Cost $2,950,073,688)

			TOTAL INVESTMENTS—99.8%	3,215,140,347
			(Cost $2,950,073,688)
			OTHER ASSETS & LIABILITIES, NET—0.2%	7,453,370
			NET ASSETS—100.0%	$3,222,593,717

[a]	The Fund invests its assets in the affiliated TIAA-CREF Real Property Fund LP, Class W shares of the affiliated TIAA-CREF Funds and Class R6 of the affiliated Nuveen Funds.
[b]	Restricted security. At 2/29/20, the total value of this security amounted to $148,774,997 or 4.6% of net assets.

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TIAA-CREF LIFECYCLE FUNDS – Lifecycle 2050 Fund

TIAA-CREF LIFECYCLE FUNDS
LIFECYCLE 2050 FUND
SCHEDULE OF INVESTMENTS (unaudited)
February 29, 2020

SHARES			SECURITY	VALUE

AFFILIATED INVESTMENT COMPANIES—99.8%[a]

DIRECT REAL ESTATE—4.6%
	9,260,634	[b]	TIAA-CREF Real Property Fund LP (purchased 8/01/16-2/11/20; cost $99,706,021)	$102,793,033
			TOTAL DIRECT REAL ESTATE	102,793,033

FIXED INCOME—4.4%
	4,722,896		TIAA-CREF Bond Fund	51,762,945
	2,919,414		TIAA-CREF Bond Plus Fund	32,055,167
	740,280		TIAA-CREF Emerging Markets Debt Fund	7,491,635
	189,816		TIAA-CREF High-Yield Fund	1,808,942
	503,660		TIAA-CREF International Bond Fund	5,122,218
			TOTAL FIXED INCOME	98,240,907

INTERNATIONAL EQUITY—27.9%
	9,757,758		TIAA-CREF Emerging Markets Equity Fund	110,067,511
	12,964,713		TIAA-CREF International Equity Fund	129,387,834
	10,360,180		TIAA-CREF International Opportunities Fund	133,024,713
	24,612,683		TIAA-CREF Quant International Equity Fund	168,104,626
	8,645,234		TIAA-CREF Quant International Small-Cap Equity Fund	79,536,157
			TOTAL INTERNATIONAL EQUITY	620,120,841

U.S. EQUITY—62.9%
	8,477,389		Nuveen Dividend Value Fund	107,578,070
	22,110,854		TIAA-CREF Growth & Income Fund	297,612,096
	13,369,598		TIAA-CREF Large-Cap Growth Fund	284,103,966
	15,204,164		TIAA-CREF Large-Cap Value Fund	246,155,412
	17,519,993		TIAA-CREF Quant Large-Cap Growth Fund	246,681,503
	12,608,385		TIAA-CREF Quant Large-Cap Value Fund	107,675,610
	3,864,634		TIAA-CREF Quant Small-Cap Equity Fund	55,882,611
	4,927,734		TIAA-CREF Quant Small/Mid-Cap Equity Fund	53,909,410
			TOTAL U.S. EQUITY	1,399,598,678

			TOTAL AFFILIATED INVESTMENT COMPANIES	2,220,753,459
			(Cost $2,073,073,752)

			TOTAL INVESTMENTS—99.8%	2,220,753,459
			(Cost $2,073,073,752)
			OTHER ASSETS & LIABILITIES, NET—0.2%	4,581,783
			NET ASSETS—100.0%	$2,225,335,242

[a]	The Fund invests its assets in the affiliated TIAA-CREF Real Property Fund LP, Class W shares of the affiliated TIAA-CREF Funds and Class R6 of the affiliated Nuveen Funds.
[b]	Restricted security. At 2/29/20, the total value of this security amounted to $102,793,033 or 4.6% of net assets.

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TIAA-CREF LIFECYCLE FUNDS – Lifecycle 2055 Fund

TIAA-CREF LIFECYCLE FUNDS
LIFECYCLE 2055 FUND
SCHEDULE OF INVESTMENTS (unaudited)
February 29, 2020

SHARES			SECURITY	VALUE

AFFILIATED INVESTMENT COMPANIES—99.6%[a]

DIRECT REAL ESTATE—4.6%
	3,490,568	[b]	TIAA-CREF Real Property Fund LP (purchased 8/01/16-2/11/20; cost $37,997,173)	$38,745,302
			TOTAL DIRECT REAL ESTATE	38,745,302

FIXED INCOME—3.1%
	1,255,677		TIAA-CREF Bond Fund	13,762,221
	776,180		TIAA-CREF Bond Plus Fund	8,522,459
	177,851		TIAA-CREF Emerging Markets Debt Fund	1,799,848
	71,403		TIAA-CREF High-Yield Fund	680,466
	133,900		TIAA-CREF International Bond Fund	1,361,767
			TOTAL FIXED INCOME	26,126,761

INTERNATIONAL EQUITY—28.2%
	3,726,295		TIAA-CREF Emerging Markets Equity Fund	42,032,611
	4,965,366		TIAA-CREF International Equity Fund	49,554,348
	3,953,226		TIAA-CREF International Opportunities Fund	50,759,422
	9,420,541		TIAA-CREF Quant International Equity Fund	64,342,294
	3,302,964		TIAA-CREF Quant International Small-Cap Equity Fund	30,387,266
			TOTAL INTERNATIONAL EQUITY	237,075,941

U.S. EQUITY—63.7%
	3,250,361		Nuveen Dividend Value Fund	41,247,081
	8,463,797		TIAA-CREF Growth & Income Fund	113,922,710
	5,104,618		TIAA-CREF Large-Cap Growth Fund	108,473,129
	5,815,227		TIAA-CREF Large-Cap Value Fund	94,148,531
	6,702,877		TIAA-CREF Quant Large-Cap Growth Fund	94,376,514
	4,820,201		TIAA-CREF Quant Large-Cap Value Fund	41,164,515
	1,480,360		TIAA-CREF Quant Small-Cap Equity Fund	21,406,001
	1,886,058		TIAA-CREF Quant Small/Mid-Cap Equity Fund	20,633,472
			TOTAL U.S. EQUITY	535,371,953

			TOTAL AFFILIATED INVESTMENT COMPANIES	837,319,957
			(Cost $822,771,653)

			TOTAL INVESTMENTS—99.6%	837,319,957
			(Cost $822,771,653)
			OTHER ASSETS & LIABILITIES, NET—0.4%	3,219,900
			NET ASSETS—100.0%	$840,539,857

[a]	The Fund invests its assets in the affiliated TIAA-CREF Real Property Fund LP, Class W shares of the affiliated TIAA-CREF Funds and Class R6 of the affiliated Nuveen Funds.
[b]	Restricted security. At 2/29/20, the total value of this security amounted to $38,745,302 or 4.6% of net assets.

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TIAA-CREF LIFECYCLE FUNDS – Lifecycle 2060 Fund

TIAA-CREF LIFECYCLE FUNDS
LIFECYCLE 2060 FUND
SCHEDULE OF INVESTMENTS (unaudited)
February 29, 2020

SHARES			SECURITY	VALUE

AFFILIATED INVESTMENT COMPANIES—99.6%[a]

DIRECT REAL ESTATE—4.6%
	755,744	[b]	TIAA-CREF Real Property Fund LP (purchased 8/01/16-2/27/20; cost $8,327,052)	$8,388,757
			TOTAL DIRECT REAL ESTATE	8,388,757

FIXED INCOME—1.8%
	153,723		TIAA-CREF Bond Fund	1,684,804
	94,985		TIAA-CREF Bond Plus Fund	1,042,930
	16,439		TIAA-CREF Emerging Markets Debt Fund	166,365
	14,514		TIAA-CREF High-Yield Fund	138,316
	16,391		TIAA-CREF International Bond Fund	166,693
			TOTAL FIXED INCOME	3,199,108

INTERNATIONAL EQUITY—28.6%
	813,653		TIAA-CREF Emerging Markets Equity Fund	9,178,011
	1,087,747		TIAA-CREF International Equity Fund	10,855,719
	866,232		TIAA-CREF International Opportunities Fund	11,122,420
	2,059,437		TIAA-CREF Quant International Equity Fund	14,065,954
	722,227		TIAA-CREF Quant International Small-Cap Equity Fund	6,644,490
			TOTAL INTERNATIONAL EQUITY	51,866,594

U.S. EQUITY—64.6%
	709,507		Nuveen Dividend Value Fund	9,003,638
	1,849,470		TIAA-CREF Growth & Income Fund	24,893,860
	1,115,509		TIAA-CREF Large-Cap Growth Fund	23,704,574
	1,271,579		TIAA-CREF Large-Cap Value Fund	20,586,869
	1,464,357		TIAA-CREF Quant Large-Cap Growth Fund	20,618,148
	1,053,281		TIAA-CREF Quant Large-Cap Value Fund	8,995,023
	324,117		TIAA-CREF Quant Small-Cap Equity Fund	4,686,737
	412,014		TIAA-CREF Quant Small/Mid-Cap Equity Fund	4,507,438
			TOTAL U.S. EQUITY	116,996,287

			TOTAL AFFILIATED INVESTMENT COMPANIES	180,450,746
			(Cost $185,341,898)

			TOTAL INVESTMENTS—99.6%	180,450,746
			(Cost $185,341,898)
			OTHER ASSETS & LIABILITIES, NET—0.4%	803,463
			NET ASSETS—100.0%	$181,254,209

[a]	The Fund invests its assets in the affiliated TIAA-CREF Real Property Fund LP, Class W shares of the affiliated TIAA-CREF Funds and Class R6 of the affiliated Nuveen Funds.
[b]	Restricted security. At 2/29/20, the total value of this security amounted to $8,388,757 or 4.6% of net assets.

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 TIAA-CREF Lifecycle Funds - Notes to Schedules of Investments (unaudited)

Organization and significant accounting policies

Part F of Form N-PORT was prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission ("Commission") related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report. For a full set of financial statement notes, please refer to the most recently filed annual or semiannual report.

Valuation of investments

Portfolio investments are valued at fair value utilizing various valuation methods approved by the Board of Trustees ("Board"). U.S. GAAP establishes a hierarchy that prioritizes market inputs to valuation methods. The three levels of inputs are:

• Level 1 – quoted prices in active markets for identical securities

• Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.)

• Level 3 – significant unobservable inputs (including the Funds' own assumptions in determining the fair value of investments)

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized as Level 3. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

In accordance with ASC 820, certain portfolio investments that are measured at fair value using the net asset value (“NAV”) per share practical expedient are not categorized within the fair value hierarchy. These investments will be disclosed at their fair value to allow reconciliation back to the schedules of investments.

A description of the valuation techniques applied to the Funds’ major categories of assets and liabilities measured at fair value follows:

Investments in registered investment companies: These investments are valued at their NAV on the valuation date. These investments are categorized as Level 1 of the fair value hierarchy.

Investments in unregistered limited partnerships: These investments are measured at fair value as of the valuation date using the NAV per share practical expedient and are not categorized within the fair value hierarchy.

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The following table summarizes the market value of the Funds' investments as of February 29, 2020, based on the inputs used to value them:

Fund	Level 1	Level 2	Level 3	Fair value using practical expedient[a]	Total
Lifecycle Retirement Income
Registered investment companies	$531,160,694	$—	$—	$—	$531,160,694
TIAA-CREF Real Property Fund LP	—	—	—	25,135,581	25,135,581
Total	$531,160,694	$—	$—	$25,135,581	$556,296,275
Lifecycle 2010
Registered investment companies	$1,122,091,315	$—	$—	$—	$1,122,091,315
TIAA-CREF Real Property Fund LP	—	—	—	52,991,239	52,991,239
Total	$1,122,091,315	$—	$—	$52,991,239	$1,175,082,554
Lifecycle 2015
Registered investment companies	$1,661,488,237	$—	$—	$—	$1,661,488,237
TIAA-CREF Real Property Fund LP	—	—	—	78,698,549	78,698,549
Total	$1,661,488,237	$—	$—	$78,698,549	$1,740,186,786
Lifecycle 2020
Registered investment companies	$3,502,836,219	$—	$—	$—	$3,502,836,219
TIAA-CREF Real Property Fund LP	—	—	—	166,279,441	166,279,441
Total	$3,502,836,219	$—	$—	$166,279,441	$3,669,115,660
Lifecycle 2025
Registered investment companies	$4,380,949,518	$—	$—	$—	$4,380,949,518
TIAA-CREF Real Property Fund LP	—	—	—	208,916,199	208,916,199
Total	$4,380,949,518	$—	$—	$208,916,199	$4,589,865,717
Lifecycle 2030
Registered investment companies	$4,402,291,101	$—	$—	$—	$4,402,291,101
TIAA-CREF Real Property Fund LP	—	—	—	210,815,030	210,815,030
Total	$4,402,291,101	$—	$—	$210,815,030	$4,613,106,131
Lifecycle 2035
Registered investment companies	$4,438,083,820	$—	$—	$—	$4,438,083,820
TIAA-CREF Real Property Fund LP	—	—	—	213,481,506	213,481,506
Total	$4,438,083,820	$—	$—	$213,481,506	$4,651,565,326
Lifecycle 2040
Registered investment companies	$5,179,610,528	$—	$—	$—	$5,179,610,528
TIAA-CREF Real Property Fund LP	—	—	—	250,350,789	250,350,789
Total	$5,179,610,528	$—	$—	$250,350,789	$5,429,961,317
Lifecycle 2045
Registered investment companies	$3,066,365,350	$—	$—	$—	$3,066,365,350
TIAA-CREF Real Property Fund LP	—	—	—	148,774,997	148,774,997
Total	$3,066,365,350	$—	$—	$148,774,997	$3,215,140,347
Lifecycle 2050
Registered investment companies	$2,117,960,426	$—	$—	$—	$2,117,960,426
TIAA-CREF Real Property Fund LP	—	—	—	102,793,033	102,793,033
Total	$2,117,960,426	$—	$—	$102,793,033	$2,220,753,459
Lifecycle 2055
Registered investment companies	$798,574,655	$—	$—	$—	$798,574,655
TIAA-CREF Real Property Fund LP	—	—	—	38,745,302	38,745,302
Total	$798,574,655	$—	$—	$38,745,302	$837,319,957
Lifecycle 2060
Registered investment companies	$172,061,989	$—	$—	$—	$172,061,989
TIAA-CREF Real Property Fund LP	—	—	—	8,388,757	8,388,757
Total	$172,061,989	$—	$—	$8,388,757	$180,450,746
[a] In accordance with ASC 820, certain investments that are measured at fair value using the net asset value per share practical expedient have not been classified in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the schedules of investments.

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